Debt - Schedule of Asset Backed Lending Facility (Details) - Line of Credit - USD ($)		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2020
Asset Based Liability Facility Due 2027
Line of Credit Facility [Line Items]
Credit spread	0.10%
Asset Based Liability Facility Due 2027 | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Applicable margin	1.50%
Debt instrument, variable rate, step down percentage	0.25%
Debt instrument, variable rate, step up percentage	0.25%
Asset Based Liability Facility Due 2027 | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Canadian Dollars
Line of Credit Facility [Line Items]
Applicable margin	0.50%
Revolving Credit Facility | 2020 ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility				$ 2,400,000,000
Revolving Credit Facility | 2020 US ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility				2,000,000,000
Revolving Credit Facility | 2020 Multicurrency ABL Facility
Line of Credit Facility [Line Items]
Line of credit facility				$ 400,000,000
Revolving Credit Facility | Asset Based Liability Facility Due 2027
Line of Credit Facility [Line Items]
Line of credit facility	$ 3,700,000,000	$ 3,200,000,000
Commitment fee	0.20%
Weighted-average interest rate for borrowings		6.24%
Available borrowing capacity		$ 1,200,000,000
Letters of credit amount outstanding		28,500,000
Outstanding principal borrowings on the credit facility		2,000,000,000	$ 31,800,000
Debt issuance costs			31,800,000
Revolving Credit Facility | Asset Based Liability Facility Due 2027 - US Facility
Line of Credit Facility [Line Items]
Line of credit facility	$ 3,300,000,000
Available borrowing capacity		1,000,000,000
Revolving Credit Facility | Asset Based Liability Facility Due 2027 - Multicurrency Facility
Line of Credit Facility [Line Items]
Line of credit facility	400,000,000
Lenders commitment aggregate amount	$ 750,000,000
Available borrowing capacity		189,400,000
Outstanding principal borrowings on the credit facility			0
Debt issuance costs			$ 2,500,000
Letter of Credit | Asset Based Liability Facility Due 2027
Line of Credit Facility [Line Items]
Line of credit facility		$ 220,000,000
Commitment fee		1.625%
Available borrowing capacity		$ 191,500,000
Swingline Loans | Asset Based Liability Facility Due 2027
Line of Credit Facility [Line Items]
Line of credit facility		220,000,000
Available borrowing capacity		$ 216,200,000